Financial instruments and risk management - Capital and liquidity risk - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net debt of the group	$ (664)	$ (3,651)	$ 255
Borrowings	$ 13,831	14,115
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Net debt of the group		$ (3,700)
Net debt to total capital percentage	1.00%	7.00%
Description of interest coverage on debt	39	28
Capital And Liquidity Risk Management
Disclosure of detailed information about financial instruments [line items]
Net debt of the group	$ (664)	$ (3,651)
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	60.00%
Credit Facility Due November 2022 | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 7,500